Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

7.Cash and cash equivalents

As of December 31, 2025 and 2024, cash and cash equivalents are as follows:

Cash and cash equivalents
in € K
	2025	2024
Cash	929,692	837,328
Securities and time deposits	669,421	342,859
Cash and cash equivalents	1,599,113	1,180,187

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2025 an amount of €16,595 (2024: €29,240), primarily related to collateral requirements towards an insurance company in the U.S. that are not available for use, but are accessible upon demand.

For further information on the Company’s multi-currency notional pooling cash management system, see note 16.